Tax expenses	12 Months Ended
Dec. 31, 2023
Tax expenses [Abstract]
Disclosure of tax expenses	Tax expenses

	2023	2022	2021
PIS/COFINS	(259,357)	(198,414)	(118,205)
ISSQN	(17,043)	(40,182)	(25,243)
INSS	(13,110)	(5,604)	(2,910)
Others	(37,074)	(4,388)	(399)
Total	(326,584)	(248,588)	(146,757)